Financial Risk Management - Currency risk sensitivity analysis (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NOK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of 10% decrease	$ (1,442)	$ (1,782)
Effect of 10% increase	1,442	1,782
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of 10% decrease	(1,408)	(4,035)
Effect of 10% increase	1,408	4,035
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of 10% decrease	409	(255)
Effect of 10% increase	$ (409)	$ 255